Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Summary of major sources of temporary differences and deferred tax effects
The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2014	2013
	(In thousands)
Deferred tax assets
Loan loss reserves	$48,505	$52,182
REO reserves	13,680	18,018
Asset Purchase Tax Basis Difference (net)	8,812	20,008
Delinquent accrued interest	4,767	6,536
Other, net	6,549	3,810
Total deferred tax assets	82,313	100,554
Deferred tax liabilities
FDIC indemnification asset	—	8,033
Federal Home Loan Bank stock dividends	32,810	34,367
Valuation adjustment on available-for-sale securities	12,032	3,706
Loan origination costs	13,002	11,980
Depreciation	22,021	19,722
Core deposit intangible	—	192
Total deferred tax liabilities	79,865	78,000
Net deferred tax asset	2,448	22,554
Current tax asset	14,067	21,446
Net tax asset	$16,515	$44,000

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2014	2013	2012
Statutory income tax rate	35%	35%	35%
State income tax	2	2	2
Other differences	(1)	(2)	(1)
Effective income tax rate	36%	35%	36%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes (benefit) are summarized as follows:

	2014	2013	2012
	(In thousands)
Federal:
Current	$70,797	$66,756	$57,047
Deferred	10,591	10,355	15,589
	81,388	77,111	72,636
State:
Current	$4,987	$5,213	$4,091
Deferred	1,189	787	1,001
	6,176	6,000	5,092
Total
Current	75,784	71,969	61,138
Deferred	11,780	11,142	16,590
	$87,564	$83,111	$77,728

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013
	(In thousands)
Balance at October 1,	$115	$4,509
Tax positions related to current year:
Additions	—	—
Reductions	—	—
Tax positions related to prior years:
Additions	32	234
Reductions	—	(1,293)
Settlements with taxing authorities	—	(302)
Lapses in statues of limitations	(35)	(3,033)
Balance at September 30,	$112	$115